Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	2024		2023
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price

Outstanding, beginning of period	874,393	$15.90	965,766	$15.53
Granted	-	-	1,500	15.90
Exercised	(38,153)	15.90	(40,000)	7.00
Forfeited/cancelled	(17,115)	15.90	(52,873)	15.90
Expired	-	-	-	-

Outstanding, end of period	819,125	$15.90	874,393	$15.90